Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,123,500
Previously Paid Amount	0.00
Total Fee Amount	569.46
Total Offset Amount	0.00
Net Fee	569.46
Narrative - Max Aggregate Offering Price	$ 4,123,500
Final Prospectus	true